UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07409

Investment Company Act File Number

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Growth Portfolio

March 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Aerospace & Defense — 3.8%
Boeing Co. (The)	931,391	$79,959,917
General Dynamics Corp.	84,463	5,955,486
Honeywell International, Inc.	289,007	21,776,678
Huntington Ingalls Industries, Inc.	2,546	135,778
Lockheed Martin Corp.	16,042	1,548,374
Northrop Grumman Corp.	15,277	1,071,682
Precision Castparts Corp.	4,749	900,505
Raytheon Co.	53,403	3,139,562
Rockwell Collins, Inc.	157,787	9,959,516
Textron, Inc.	33,277	991,987
United Technologies Corp.	2,061,130	192,571,376

		$318,010,861

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	2,207	$131,228
FedEx Corp.	262,219	25,749,906
United Parcel Service, Inc., Class B	355,405	30,529,289

		$56,410,423

Auto Components — 0.3%
Johnson Controls, Inc.	740,982	$25,986,239

		$25,986,239

Automobiles — 0.0%(1)
Harley-Davidson, Inc.	800	$42,640

		$42,640

Beverages — 4.5%
Beam, Inc.	88,199	$5,604,164
Coca-Cola Co. (The)	5,165,299	208,884,692
Coca-Cola Enterprises, Inc.	31,501	1,163,017
Molson Coors Brewing Co., Class B	186,000	9,100,980
PepsiCo, Inc.	1,892,177	149,690,122

		$374,442,975

Biotechnology — 1.5%
Amgen, Inc.	1,022,576	$104,824,266
Biogen Idec, Inc.(2)	3,543	683,480
Gilead Sciences, Inc.(2)	477,484	23,363,292

		$128,871,038

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.(2)	11,600	$434,188

		$434,188

Security	Shares	Value
Capital Markets — 4.6%
Ameriprise Financial, Inc.	187,988	$13,845,316
Bank of New York Mellon Corp. (The)	608,604	17,034,826
Charles Schwab Corp. (The)	684,916	12,116,164
E*TRADE Financial Corp.(2)	4,593	49,191
Franklin Resources, Inc.	539,468	81,357,169
Goldman Sachs Group, Inc. (The)	532,816	78,403,874
Legg Mason, Inc.	96,941	3,116,653
Morgan Stanley	2,553,447	56,124,765
Northern Trust Corp.	709,098	38,688,387
State Street Corp.	740,805	43,774,168
T. Rowe Price Group, Inc.	469,130	35,123,763
UBS AG(2)	29,488	453,820
Waddell & Reed Financial, Inc., Class A	8,833	386,709

		$380,474,805

Chemicals — 1.9%
Air Products and Chemicals, Inc.	7,660	$667,339
Ashland, Inc.	30,391	2,258,051
Dow Chemical Co. (The)	154,702	4,925,712
E.I. du Pont de Nemours & Co.	923,920	45,419,907
Ecolab, Inc.	445,515	35,721,393
Monsanto Co.	492,901	52,065,133
PPG Industries, Inc.	109,400	14,653,036
Praxair, Inc.	2,828	315,435

		$156,026,006

Commercial Banks — 3.3%
Bank of Montreal	26,370	$1,659,992
BB&T Corp.	861,487	27,042,077
Comerica, Inc.	126,791	4,558,136
Fifth Third Bancorp	977,637	15,945,259
HSBC Holdings PLC	220,592	2,369,105
HSBC Holdings PLC ADR	424	22,616
KeyCorp	111,353	1,109,076
M&T Bank Corp.	17,293	1,783,946
PNC Financial Services Group, Inc.	110,726	7,363,279
Regions Financial Corp.	189,147	1,549,114
Royal Bank of Canada	148,562	8,958,289
Societe Generale(2)	466,293	15,351,761
SunTrust Banks, Inc.	269,585	7,766,744
Synovus Financial Corp.	10,960	30,359
Toronto-Dominion Bank (The)	14,822	1,234,228
U.S. Bancorp	2,196,405	74,524,022
Wells Fargo & Co.	2,651,886	98,093,263
Zions Bancorporation	38,805	969,737

		$270,331,003

Commercial Services & Supplies — 0.1%
ADT Corp. (The)	11,051	$540,836
Cintas Corp.	52,914	2,335,095
Pitney Bowes, Inc.	14,270	212,052
Tyco International, Ltd.	22,102	707,264

Security	Shares	Value
Waste Management, Inc.	108,527	$4,255,344

		$8,050,591

Communications Equipment — 2.9%
Cisco Systems, Inc.	1,269,029	$26,535,396
Juniper Networks, Inc.(2)	50,092	928,706
Nokia Oyj ADR	192	630
QUALCOMM, Inc.	3,236,865	216,708,112

		$244,172,844

Computers & Peripherals — 3.3%
Apple, Inc.	405,782	$179,611,287
Dell, Inc.	702,317	10,064,202
EMC Corp.(2)	2,797,592	66,834,473
Hewlett-Packard Co.	33,743	804,433
NetApp, Inc.(2)	414,967	14,175,273

		$271,489,668

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,142,673

		$1,142,673

Consumer Finance — 1.2%
American Express Co.	821,524	$55,420,009
Capital One Financial Corp.	81,476	4,477,106
Discover Financial Services	831,233	37,272,488
SLM Corp.	10,200	208,896

		$97,378,499

Distributors — 0.2%
Genuine Parts Co.	188,424	$14,697,072

		$14,697,072

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$652,565

		$652,565

Diversified Financial Services — 2.7%
Bank of America Corp.	1,496,249	$18,224,313
CBOE Holdings, Inc.	40,000	1,477,600
Citigroup, Inc.	793,257	35,093,690
CME Group, Inc.	63,405	3,892,433
ING Groep NV ADR(2)	150,000	1,081,500
IntercontinentalExchange, Inc.(2)	10,892	1,776,158
JPMorgan Chase & Co.	3,054,253	144,954,847
McGraw-Hill Cos., Inc. (The)	86,290	4,493,983
Moody’s Corp.	179,322	9,561,449

		$220,555,973

Security	Shares	Value
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	285,688	$10,481,893
CenturyLink, Inc.	4,871	171,118
Deutsche Telekom AG ADR	50,092	529,973
Frontier Communications Corp.	33,255	132,355
Verizon Communications, Inc.	370,804	18,225,016
Windstream Corp.	70,866	563,385

		$30,103,740

Electric Utilities — 0.1%
Duke Energy Corp.	15,598	$1,132,259
Exelon Corp.	9,202	317,285
Southern Co. (The)	68,451	3,211,721

		$4,661,265

Electrical Equipment — 1.5%
Emerson Electric Co.	1,998,542	$111,658,542
Rockwell Automation, Inc.	110,000	9,498,500

		$121,157,042

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	1,574,100	$20,982,753
TE Connectivity, Ltd.	687	28,806

		$21,011,559

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	93,118	$4,321,606
Halliburton Co.	846,351	34,201,044
Schlumberger, Ltd.	1,161,418	86,978,594
Transocean, Ltd.(2)	72,479	3,766,009

		$129,267,253

Food & Staples Retailing — 3.9%
Costco Wholesale Corp.	873,262	$92,661,831
CVS Caremark Corp.	1,279,410	70,354,756
Kroger Co. (The)	35,843	1,187,837
Sysco Corp.	301,972	10,620,355
Wal-Mart Stores, Inc.	1,839,934	137,682,261
Walgreen Co.	139,366	6,644,971

		$319,152,011

Food Products — 2.6%
Archer-Daniels-Midland Co.	420,450	$14,181,779
Campbell Soup Co.	35,092	1,591,773
D.E Master Blenders 1753 N.V.(2)	145,510	2,248,639
General Mills, Inc.	38,796	1,913,031
Green Mountain Coffee Roasters, Inc.(2)	75,000	4,257,000
Hershey Co. (The)	456,863	39,989,218
Kraft Foods Group, Inc.	57,116	2,943,188
McCormick & Co., Inc.	10,600	779,630
Mondelez International, Inc., Class A	173,425	5,308,539

Security	Shares	Value
Nestle SA	1,916,578	$138,711,538
Unilever NV - NY Shares	4,636	190,076

		$212,114,411

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,578,518	$55,753,256
Bard (C.R.), Inc.	25,000	2,519,500
Baxter International, Inc.	207,551	15,076,505
Becton, Dickinson and Co.	66,108	6,320,586
Boston Scientific Corp.(2)	26,929	210,315
CareFusion Corp.(2)	70,668	2,472,673
Covidien PLC	186,375	12,643,680
Intuitive Surgical, Inc.(2)	14,000	6,876,660
Medtronic, Inc.	307,550	14,442,548
St. Jude Medical, Inc.	59,058	2,388,306
Stryker Corp.	131,368	8,570,448
Zimmer Holdings, Inc.	56,231	4,229,696

		$131,504,173

Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	473,884	$24,381,332
Cardinal Health, Inc.	141,534	5,890,645
Cigna Corp.	56,667	3,534,321
Express Scripts Holding Co.(2)	367,509	21,186,894
McKesson Corp.	2,384	257,376
PharMerica Corp.(2)	1,805	25,270
UnitedHealth Group, Inc.	63,696	3,644,048
WellPoint, Inc.	53,673	3,554,763

		$62,474,649

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	151,742	$5,204,751
International Game Technology	459,500	7,581,750
Interval Leisure Group, Inc.	5,349	116,287
Marriott International, Inc., Class A	400,504	16,913,284
Marriott Vacations Worldwide Corp.(2)	2,597	111,437
McDonald’s Corp.	741,937	73,963,700
Starbucks Corp.	2,360,488	134,453,396
Yum! Brands, Inc.	210,518	15,144,665

		$253,489,270

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$10,133,780

		$10,133,780

Household Products — 1.7%
Clorox Co. (The)	7,570	$670,172
Colgate-Palmolive Co.	586,682	69,246,077
Kimberly-Clark Corp.	36,269	3,553,637
Procter & Gamble Co.	848,690	65,400,051

		$138,869,937

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%(1)
AES Corp. (The)	1,730	$21,746

		$21,746

Industrial Conglomerates — 2.5%
3M Co.	782,009	$83,135,377
Danaher Corp.	41,105	2,554,675
General Electric Co.	5,167,766	119,478,750

		$205,168,802

Insurance — 3.1%
Aegon NV ADR	5,088,862	$30,584,061
Aflac, Inc.	93,292	4,853,050
Allstate Corp. (The)	964	47,303
Aon PLC	25,900	1,592,850
Berkshire Hathaway, Inc., Class A(2)	464	72,513,920
Berkshire Hathaway, Inc., Class B(2)	946,900	98,666,980
Chubb Corp.	23,930	2,094,593
Cincinnati Financial Corp.	135,528	6,395,566
Hartford Financial Services Group, Inc.	5,762	148,660
Manulife Financial Corp.	64,686	952,178
Progressive Corp.	1,151,311	29,093,629
Torchmark Corp.	52,429	3,135,254
Travelers Companies, Inc. (The)	76,466	6,437,672

		$256,515,716

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.(2)	211,982	$56,491,083

		$56,491,083

Internet Software & Services — 3.4%
Akamai Technologies, Inc.(2)	200,000	$7,058,000
AOL, Inc.(2)	5,317	204,651
eBay, Inc.(2)	1,260,217	68,328,966
Facebook, Inc., Class A(2)	1,289,000	32,972,620
Google, Inc., Class A(2)	212,621	168,827,453
IAC/InterActiveCorp	13,368	597,282
VeriSign, Inc.(2)	14,758	697,758

		$278,686,730

IT Services — 4.4%
Accenture PLC, Class A	2,738,000	$208,005,860
Automatic Data Processing, Inc.	311,637	20,262,638
Broadridge Financial Solutions, Inc.	1,652	41,036
Fidelity National Information Services, Inc.	63,590	2,519,436
Fiserv, Inc.(2)	16,425	1,442,608
International Business Machines Corp.	493,088	105,175,670
Paychex, Inc.	693,512	24,321,466
Total System Services, Inc.	32,405	802,996

Security	Shares	Value
Western Union Co.	54,638	$821,755

		$363,393,465

Leisure Equipment & Products — 0.0%(1)
Mattel, Inc.	26,506	$1,160,698

		$1,160,698

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	441,172	$18,515,989
Thermo Fisher Scientific, Inc.	18,700	1,430,363

		$19,946,352

Machinery — 3.1%
Caterpillar, Inc.	85,768	$7,459,243
Deere & Co.	1,840,495	158,245,760
Dover Corp.	351,324	25,604,493
Illinois Tool Works, Inc.	1,034,875	63,065,282
Parker Hannifin Corp.	7,953	728,336
Pentair, Ltd.	5,304	279,786
WABCO Holdings, Inc.(2)	1,156	81,602

		$255,464,502

Media — 4.0%
CBS Corp., Class B	129,378	$6,040,659
Comcast Corp., Class A	199,107	8,364,485
Comcast Corp., Special Class A	1,434,304	56,827,124
DIRECTV(2)	17,242	976,070
Discovery Communications, Inc., Class A(2)	6,723	529,369
Discovery Communications, Inc., Class C(2)	6,732	468,143
Gannett Co., Inc.	3,563	77,923
News Corp., Class A	97	2,960
Omnicom Group, Inc.	112,077	6,601,335
Time Warner Cable, Inc.	12,203	1,172,220
Time Warner, Inc.	363,259	20,930,984
Viacom, Inc., Class B	118,510	7,296,661
Walt Disney Co. (The)	3,852,009	218,794,111

		$328,082,044

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$449,515
Freeport-McMoRan Copper & Gold, Inc.	450,138	14,899,568
Nucor Corp.	230,000	10,614,500

		$25,963,583

Multiline Retail — 0.1%
JC Penney Co., Inc.	125,000	$1,888,750
Target Corp.	161,351	11,044,476

		$12,933,226

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	922,342	$80,658,808
Apache Corp.	1,299,411	100,262,553
BP PLC ADR	182,637	7,734,677
Chevron Corp.	589,080	69,994,485
ConocoPhillips	269,669	16,207,107
Devon Energy Corp.	568,677	32,084,756
Exxon Mobil Corp.	2,091,489	188,464,074
Hess Corp.	39,579	2,834,252
Marathon Oil Corp.	171,639	5,787,667
Marathon Petroleum Corp.	85,330	7,645,568
Murphy Oil Corp.	78,679	5,014,213
Phillips 66	141,746	9,917,968
Royal Dutch Shell PLC ADR, Class A	70,332	4,582,833
Royal Dutch Shell PLC ADR, Class B	9,594	641,071
Spectra Energy Corp.	8,313	255,625
Williams Cos., Inc.	2,000	74,920
WPX Energy, Inc.(2)	666	10,669

		$532,171,246

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,669,262

		$1,669,262

Pharmaceuticals — 7.9%
AbbVie, Inc.	1,654,475	$67,469,490
Actavis, Inc.(2)	20,000	1,842,200
Allergan, Inc.	288,962	32,256,828
Bristol-Myers Squibb Co.	1,489,840	61,366,510
Eli Lilly & Co.	1,010,629	57,393,621
GlaxoSmithKline PLC ADR	455,612	21,372,759
Johnson & Johnson	2,176,567	177,455,508
Merck & Co., Inc.	1,109,591	49,077,210
Novo Nordisk A/S ADR	249,848	40,350,452
Pfizer, Inc.	2,445,404	70,574,359
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	66,340,436
Zoetis, Inc.(2)	140,680	4,698,712

		$650,198,085

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,223	$38,378

		$38,378

Road & Rail — 0.3%
Norfolk Southern Corp.	43,575	$3,358,761
Union Pacific Corp.	131,038	18,661,122

		$22,019,883

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	560,209	$26,044,116
Applied Materials, Inc.	1,065,614	14,364,477
Broadcom Corp., Class A	897,422	31,113,621

Security	Shares	Value
Cypress Semiconductor Corp.(2)	10,141	$111,855
Intel Corp.	8,429,945	184,194,298
Linear Technology Corp.	18,494	709,615
Maxim Integrated Products, Inc.	223,099	7,284,182
NVIDIA Corp.	284,500	3,647,290
Texas Instruments, Inc.	897,287	31,835,743
Xilinx, Inc.	50,186	1,915,600

		$301,220,797

Software — 3.9%
Activision Blizzard, Inc.	846,350	$12,331,319
Adobe Systems, Inc.(2)	409,776	17,829,354
CA, Inc.	7,339	184,723
Microsoft Corp.	3,191,370	91,305,096
Oracle Corp.	6,052,684	195,743,800
Symantec Corp.(2)	72,900	1,799,172

		$319,193,464

Specialty Retail — 4.1%
Best Buy Co., Inc.	133,011	$2,946,194
Gap, Inc. (The)	89,138	3,155,485
Home Depot, Inc. (The)	2,344,439	163,594,954
L Brands, Inc.	41,877	1,870,227
Lowe’s Companies, Inc.	333,776	12,656,786
Staples, Inc.	149,396	2,006,388
TJX Companies, Inc. (The)	3,270,643	152,902,560

		$339,132,594

Textiles, Apparel & Luxury Goods — 1.8%
Coach, Inc.	10,800	$539,892
Hanesbrands, Inc.(2)	197,916	9,017,053
NIKE, Inc., Class B	2,323,098	137,086,013
VF Corp.	12,000	2,013,000

		$148,655,958

Tobacco — 0.3%
Altria Group, Inc.	111,446	$3,832,628
Philip Morris International, Inc.	207,655	19,251,695

		$23,084,323

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	61,000	$1,278,560
Sprint Nextel Corp.(2)	135,160	839,344
Vodafone Group PLC ADR	179,476	5,098,913

		$7,216,817

Total Common Stocks (identified cost $4,883,772,705)		$8,151,537,907

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wells Fargo & Co.(3)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$12,432

Total Rights (identified cost $16,440)		$12,432

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$91,418	$91,417,876

Total Short-Term Investments (identified cost $91,417,876)		$91,417,876

Total Investments — 99.8% (identified cost $4,975,211,950)		$8,242,968,215

Other Assets, Less Liabilities — 0.2%		$17,770,724

Net Assets — 100.0%		$8,260,738,939

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $24,303.

The Portfolio did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,695,097,206

Gross unrealized appreciation	$6,550,263,109
Gross unrealized depreciation	(2,392,100)

Net unrealized appreciation	$6,547,871,009

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,191,457,169	$—		$—	$1,191,457,169
Consumer Staples	928,372,742	140,960,177		—	1,069,332,919
Energy	661,438,499	—		—	661,438,499
Financials	1,207,573,508	17,720,866		—	1,225,294,374
Health Care	992,994,297	—		—	992,994,297
Industrials	986,716,292	—		—	986,716,292
Information Technology	1,799,168,527	—		—	1,799,168,527
Materials	183,132,262	—		—	183,132,262
Telecommunication Services	37,320,557	—		—	37,320,557
Utilities	4,683,011	—		—	4,683,011
Total Common Stocks	$7,992,856,864	$158,681,043	*	$—	$8,151,537,907
Preferred Stocks	$—	$—		$0	$0
Rights	12,432	—		—	12,432
Short-Term Investments	—	91,417,876		—	91,417,876
Total Investments	$7,992,869,296	$250,098,919		$0	$8,242,968,215

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended March 31, 2013 to require a reconciliation of Level 3 assets. All Level 3 investments held at December 31, 2012 and March 31, 2013 were valued at $0. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013